Bank loans	12 Months Ended
Apr. 30, 2025
Debt Disclosure [Abstract]
Bank loans

9	Bank loans

On August 11, 2022, the Company has acquired a 5-year S$270,000 temporary bridging loan which expires in July 2027. The bank loan which carries interest of 4.75% per annum is secured by joint and several guarantee by Andrew Yeo Eng Sian (Chief Executive Officer) and Beh Hook Seng (Executive Chairman). As of April 30, 2024 and 2025, the carrying amount of the bank loan was S$187,017 and S$133,979 (US$102,628), respectively.

On November 1, 2022, the Company has acquired another 5-year S$500,000 secured fixed rate bank loan which expires in November 2027. The bank loan which carries interest of 7.75% per annum is secured by joint and several guarantee by Beh Hook Seng, Andrew Yeo Eng Sian, Wong Teck Far and Chua Jun Hao, David. As of April 30, 2025, the bank loan has been fully paid.

Interest expenses for the years ended April 30, 2024 and 2025 are S$43,543 and S$8,463 (US$6,483), respectively.

The maturities schedule is as follows:

	Amount	Amount
	S$	US$
Year ending April 30,
2026	55,613	42,600
2027	58,313	44,667
2028	20,053	15,361
Total	133,979	102,628
Less: current portion	(55,613)	(42,600)
Long-term portion	78,366	60,028